Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jan. 30, 2017
Document Effective Date	Feb. 01, 2017
Prospectus Date	Feb. 01, 2017
Gotham Absolute Return Fund | Institutional Class
Prospectus:
Trading Symbol	GARIX
Gotham Absolute 500 Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GFIVX
Gotham Absolute 500 Core Fund | Institutional Class
Prospectus:
Trading Symbol	GACFX
Gotham Enhanced Return Fund | Institutional Class
Prospectus:
Trading Symbol	GENIX
Gotham Enhanced 500 Fund | Institutional Class
Prospectus:
Trading Symbol	GENFX
Gotham Enhanced 500 Core Fund | Institutional Class
Prospectus:
Trading Symbol	GECFX
Gotham Neutral Fund | Institutional Class
Prospectus:
Trading Symbol	GONIX
Gotham Neutral 500 Fund | Institutional Class
Prospectus:
Trading Symbol	GONFX
Gotham Index Plus Fund | Institutional Class
Prospectus:
Trading Symbol	GINDX
Gotham Index Core Fund | Institutional Class
Prospectus:
Trading Symbol	GCIDX
Gotham Hedged Plus Fund | Institutional Class
Prospectus:
Trading Symbol	GHPLX
Gotham Hedged Core Fund | Institutional Class
Prospectus:
Trading Symbol	GCHDX
Gotham Institutional Value Fund | Institutional Class
Prospectus:
Trading Symbol	GINVX
Gotham Enhanced S&P 500 Index Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GSPFX
Gotham Defensive Long Fund | Institutional Class
Prospectus:
Trading Symbol	GDLIX
Gotham Defensive Long 500 Fund | Institutional Class
Prospectus:
Trading Symbol	GDLFX
Gotham Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	GTRFX